UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 4/30/17

Fund's investmentsPreferred Income Fund III

As of 4-30-17 (unaudited)
	Shares	Value
Preferred securities 135.3% (89.7% of Total investments)		$820,117,649
(Cost $794,170,567)
Consumer staples 2.0%		12,078,288
Food and staples retailing 2.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S) (Z)	135,000	12,078,288
Energy 6.1%		36,790,036
Oil, gas and consumable fuels 6.1%
Kinder Morgan, Inc., 9.750%	798,915	36,790,036
Financials 55.1%		334,253,377
Banks 35.1%
Bank of America Corp., 6.500% (Z)	145,100	3,903,190
Bank of America Corp., 6.625%	41,120	1,109,418
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,456,950
BB&T Corp., 5.200% (Z)	670,000	16,803,600
BB&T Corp., 5.625% (Z)	210,000	5,376,000
Citigroup Capital XIII, 7.542%	17,000	446,080
Citigroup, Inc., 5.800%	85,000	2,185,350
Citigroup, Inc., 6.875%	25,000	684,750
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	446,650	13,153,843
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	465,848	13,654,005
First Republic Bank, 7.000% (Z)	95,000	2,577,350
HSBC Holdings PLC, 8.000% (Z)	63,500	1,706,245
JPMorgan Chase & Co., 5.500% (Z)	120,000	3,045,600
JPMorgan Chase & Co., 6.100% (Z)	105,000	2,819,250
JPMorgan Chase & Co., 6.125% (Z)	1,030,000	27,624,600
JPMorgan Chase & Co., 6.300%	125,000	3,388,750
JPMorgan Chase & Co., 6.700% (Z)	30,000	818,100
Regions Financial Corp., 6.375% (Z)	144,408	3,744,499
Royal Bank of Scotland Group PLC, Series L, 5.750% (L) (Z)	901,000	22,633,120
Santander Holdings USA, Inc., Series C, 7.300% (Z)	463,000	12,061,150
The PNC Financial Services Group, Inc., 5.375%	40,000	1,009,600
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	210,000	6,146,700
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (L) (Z)	888,000	26,053,920
Wells Fargo & Company, 6.000% (Z)	650,000	17,225,000
Wells Fargo & Company, 8.000% (Z)	374,000	9,821,240
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (Z)	50,000	1,494,500
Capital markets 6.8%
Deutsche Bank Contingent Capital Trust II, 6.550%	13,800	347,484
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,132,650
Morgan Stanley, 6.625% (Z)	170,000	4,574,700
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (Z)	95,000	2,638,150
State Street Corp., 5.250% (Z)	65,000	1,631,500
State Street Corp., 6.000% (L) (Z)	795,000	21,306,000
The Bank of New York Mellon Corp., 5.200% (Z)	43,000	1,084,030
The Goldman Sachs Group, Inc., 5.950% (Z)	65,000	1,671,150

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

	Shares	Value
Financials (continued)
Consumer finance 3.5%
Capital One Financial Corp., 6.200% (L) (Z)	307,181	$8,220,164
Capital One Financial Corp., 6.700% (Z)	52,650	1,447,875
Navient Corp., 6.000% (Z)	397,497	9,289,505
SLM Corp., Series A, 6.970%	44,899	2,247,195
Insurance 9.6%
Aegon NV, 6.375% (Z)	374,054	9,643,112
Aegon NV, 6.500% (Z)	330,000	8,589,900
Prudential Financial, Inc., 5.750% (Z)	150,000	3,867,000
Prudential PLC, 6.500% (Z)	130,700	3,442,638
RenaissanceRe Holdings, Ltd., Series C, 6.080%	15,000	384,000
The Phoenix Companies, Inc., 7.450% (Z)	574,500	10,484,625
W.R. Berkley Corp., 5.625% (Z)	868,205	21,722,489
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	586,400
Health care 4.2%		25,552,250
Pharmaceuticals 4.2%
Teva Pharmaceutical Industries, Ltd., 7.000% (L) (Z)	44,750	25,552,250
Industrials 2.2%		13,366,500
Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (Z)	525,000	13,366,500
Real estate 11.8%		71,486,316
Equity real estate investment trusts 11.8%
Digital Realty Trust, Inc., 6.350%	921	24,710
Digital Realty Trust, Inc., 7.375%	40,134	1,121,344
Kimco Realty Corp., 6.000% (L) (Z)	955,000	24,037,350
Public Storage, 5.200% (Z)	255,000	6,428,550
Public Storage, 5.750% (Z)	444,657	11,196,463
Public Storage, 5.875% (Z)	30,000	775,200
Senior Housing Properties Trust, 5.625% (Z)	889,832	22,174,613
Ventas Realty LP, 5.450% (Z)	229,859	5,728,086
Telecommunication services 9.3%		56,131,653
Diversified telecommunication services 2.2%
Qwest Corp., 6.125%	20,000	496,400
Qwest Corp., 6.500%	91,033	2,266,722
Qwest Corp., 6.875% (Z)	98,793	2,519,222
Qwest Corp., 7.000% (Z)	60,000	1,518,600
Qwest Corp., 7.500%	87,553	2,221,220
Verizon Communications, Inc., 5.900% (Z)	148,000	3,939,760
Wireless telecommunication services 7.1%
Telephone & Data Systems, Inc., 6.875% (Z)	473,000	12,141,910
Telephone & Data Systems, Inc., 7.000% (Z)	415,000	10,590,800
United States Cellular Corp., 6.950%	748,431	19,242,161
United States Cellular Corp., 7.250%	44,551	1,194,858

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund III

				Shares	Value
Utilities 44.6%					$270,459,229
Electric utilities 29.5%
	Duke Energy Corp., 5.125% (Z)			960,000	24,662,400
	Entergy Louisiana LLC, 5.250% (Z)			253,587	6,339,675
	FPL Group Capital Trust I, 5.875% (Z)			295,000	7,758,500
	Great Plains Energy, Inc., 7.000%			710,000	38,411,000
	HECO Capital Trust III, 6.500%			228,100	6,179,229
	Interstate Power & Light Company, 5.100% (Z)			207,514	5,376,688
	NextEra Energy Capital Holdings, Inc., 5.125% (Z)			200,000	5,000,000
	NextEra Energy Capital Holdings, Inc., 5.700% (L) (Z)			811,596	20,614,538
	PPL Capital Funding, Inc., 5.900% (Z)			1,141,981	29,611,567
	SCE Trust I, 5.625% (Z)			210,000	5,323,500
	SCE Trust II, 5.100% (Z)			636,000	15,868,200
	SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (Z)			120,000	3,396,000
	The Southern Company, 6.250% (Z)			380,000	10,066,200
Independent power and renewable electricity producers 0.3%
	AES Trust III, 6.750% (Z)			38,296	1,930,501
Multi-utilities 14.8%
	BGE Capital Trust II, 6.200% (Z)			762,000	19,712,940
	Dominion Resources, Inc., 6.750% (Z)			766,166	38,783,323
	DTE Energy Company, 5.250% (Z)			647,000	16,284,990
	DTE Energy Company, 6.000%			100,550	2,633,405
	DTE Energy Company, 6.500%			90,700	4,887,823
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (L) (Z)			287,500	7,618,750
Common stocks 11.3% (7.5% of Total investments)					$68,553,033
(Cost $66,079,847)
Energy 9.8%					59,176,634
Oil, gas and consumable fuels 9.8%
	BP PLC, ADR			673,000	23,097,360
	Enbridge, Inc. (Z)			98,400	4,078,680
	ONEOK, Inc.			140,000	7,365,400
	Royal Dutch Shell PLC, ADR, Class A			472,029	24,635,194
Telecommunication services 0.6%					3,850,500
Diversified telecommunication services 0.6%
	CenturyLink, Inc.			150,000	3,850,500
Utilities 0.9%					5,525,899
Multi-utilities 0.9%
CenterPoint Energy, Inc. (Z)				80,000	2,282,399
National Grid PLC, ADR				50,000	3,243,500
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 2.3% (1.6% of Total investments)					$14,186,250
(Cost $14,122,553)
Energy 1.3%					7,706,250
Oil, gas and consumable fuels 1.3%
Energy Transfer LP (P) (Z)	4.052		11-01-66	9,000,000	7,706,250

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

	Rate (%	)	Maturity date	Par value^	Value
Utilities 1.0%					$6,480,000
Electric utilities 0.5%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (L) (Q) (Z)	6.250		02-01-22	3,000,000	3,333,750
Multi-utilities 0.5%
Dominion Resources, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (L) (Z)	5.750		10-01-54	3,000,000	3,146,250
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.9% (1.2% of Total investments)					$11,333,000
(Cost $11,333,000)
U.S. Government Agency 1.6%					9,693,000
Federal Home Loan Bank Discount Note	0.680		05-01-17	9,693,000	9,693,000
				Par value^	Value
Repurchase agreement 0.3%					$1,640,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $1,640,030 on 5-1-17, collateralized by $1,595,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $1,673,195, including interest)				1,640,000	1,640,000
Total investments (Cost $885,705,967)† 150.8%					$914,189,932
Other assets and liabilities, net (50.8%)					($307,845,721)
Total net assets 100.0%					$606,344,211

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17, and is a component of the fund's leverage under the Credit Facility Agreement.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-17 was $651,947,956. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $159,709,543.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $885,725,874. Net unrealized appreciation aggregated to $28,464,058, of which $48,255,221 related to appreciated investment securities and $19,791,163 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 4-30-17:

United States	84.6%
United Kingdom	7.4%
Netherlands	4.7%
Israel	2.8%
Other countries	0.5%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Preferred Income Fund III

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Jun 2017	($85,349,258)	($85,488,750)	($139,492)
						($139,492)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

Counterparty	Notional amount	Currency		Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	72,000,000		USD	Fixed 0.8750%	3 Month LIBOR(a)	Semi- Annual	Quarterly	Jul 2017	—	($102,785)	($102,785)
									—	($102,785)	($102,785)

(a) At 4-30-17, the 3-Month LIBOR was 1.1723%

Derivatives currency abbreviations
USD	United States Dollar

Derivatives abbreviations
LIBOR	London Interbank Offered Rate

See Notes to Fund's investments regarding investment transactions and other derivatives information.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$12,078,288	—	$12,078,288	—
Energy	36,790,036	$36,790,036	—	—
Financials	334,253,377	323,768,752	10,484,625	—
Health care	25,552,250	25,552,250	—	—
Industrials	13,366,500	13,366,500	—	—
Real estate	71,486,316	71,486,316	—	—
Telecommunication services	56,131,653	52,191,893	3,939,760	—
Utilities	270,459,229	262,840,479	7,618,750	—
Common stocks	68,553,033	68,553,033	—	—
Corporate bonds	14,186,250	—	14,186,250	—
Short-term investments	11,333,000	—	11,333,000	—
Total investments in securities	$914,189,932	$854,549,259	$59,640,673	—
Other financial instruments:
Futures	($139,492)	($139,492)	—	—
Interest rate swaps	(102,785)	—	($102,785)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       7

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2017, the fund used futures contracts to manage against anticipitated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2017 the fund used interest rate swaps to manage against anticipitated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P12Q3	04/17
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.		6/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017